Basis of presentation and summary of significant accounting policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest income included in other income	$ 852,000	$ 750,000	$ 1,503,000
Impact of recently issued accounting standards
Maximum term of leases for which financial models will not be used (in years)	1
Maximum term of leases for not recognizing a lease receivable and residual asset for each lease through single approach (in years)	1